Credit Facilities, Senior Notes and Mortgage Notes Payable (Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jul. 23, 2014
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Percentage Of Fair Value	99.211%
Unsecured Long-term Debt, Noncurrent		$ 75
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Debt Instrument, Face Amount		$ 300
Debt Instrument, Interest Rate, Stated Percentage	5.875%	5.875%